Cover	Oct. 23, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 23, 2023
Entity Registrant Name	Southern States Bancshares, Inc.
Entity Incorporation, State or Country Code	AL
Entity File Number	001-40727
Entity Tax Identification Number	26-2518085
Entity Address, Address Line One	615 Quintard Ave.
Entity Address, City or Town	Anniston
Entity Address, State or Province	AL
Entity Address, Postal Zip Code	36201
City Area Code	256
Local Phone Number	241-1092
Title of 12(b) Security	Common Stock, $5.00 par value
Trading Symbol	SSBK
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001689731
Amendment Flag	false